Form N-1A Cover	Jan. 27, 2025
Prospectus [Line Items]
Document Creation Date	Jan. 27, 2025
Document Effective Date	Jan. 27, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	E-VALUATOR FUNDS TRUST
Entity Central Index Key	0001821505
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2025